Quarterly Holdings Report
for
Fidelity® SAI International Quality Index Fund
July 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IQI-NPRT3-0922
1.9898215.102
Common Stocks - 98.6%
	Shares	Value ($)
Australia - 8.5%
ASX Ltd.	23,084	1,434,781
BHP Group Ltd.	352,259	9,639,693
carsales.com Ltd.	34,456	502,307
CSL Ltd.	50,730	10,329,487
Fortescue Metals Group Ltd.	201,927	2,598,509
Medibank Private Ltd.	328,391	789,627
Newcrest Mining Ltd.	106,590	1,436,434
Rio Tinto Ltd.	44,264	3,066,811
SEEK Ltd.	42,202	683,552
Telstra Corp. Ltd.	490,310	1,340,022
WiseTech Global Ltd.	19,456	689,027
TOTAL AUSTRALIA		32,510,250
Bailiwick of Jersey - 1.2%
Experian PLC	115,607	4,047,665
Man Group PLC	175,655	582,270
TOTAL BAILIWICK OF JERSEY		4,629,935
Belgium - 0.6%
Proximus	18,541	256,675
Sofina SA	1,879	438,627
UCB SA	15,076	1,175,663
Warehouses de Pauw	16,745	567,508
TOTAL BELGIUM		2,438,473
Bermuda - 0.3%
CK Infrastructure Holdings Ltd.	69,000	432,464
Orient Overseas International Ltd.	20,500	712,939
TOTAL BERMUDA		1,145,403
Cayman Islands - 0.1%
Chow Tai Fook Jewellery Group Ltd.	262,400	518,790
Denmark - 5.5%
Coloplast A/S Series B	14,166	1,657,974
Demant A/S (a)	12,026	457,026
Genmab A/S (a)	7,836	2,788,206
Novo Nordisk A/S Series B	108,177	12,599,793
Novozymes A/S Series B	25,040	1,596,199
Pandora A/S	11,924	880,106
Ringkjoebing Landbobank A/S	3,466	388,305
Royal Unibrew A/S	4,946	420,474
SimCorp A/S	4,829	358,681
TOTAL DENMARK		21,146,764
Finland - 1.2%
Elisa Corp. (A Shares)	17,958	991,849
Kojamo OYJ	17,977	320,432
Kone OYJ (B Shares)	48,094	2,197,966
Orion Oyj (B Shares)	12,682	604,142
Valmet Corp.	19,784	547,564
TOTAL FINLAND		4,661,953
France - 10.0%
bioMerieux SA	5,645	609,256
Edenred SA	29,761	1,523,903
Gaztransport et Technigaz SA	3,051	419,408
Hermes International SCA	4,154	5,663,625
Kering SA	8,772	5,021,895
L'Oreal SA	27,088	10,240,820
La Francaise des Jeux SAEM (b)	14,804	527,295
LVMH Moet Hennessy Louis Vuitton SE	18,102	12,569,211
Remy Cointreau SA	2,804	551,959
Remy Cointreau SA rights 9/19/22 (a)(c)	2,804	2,866
Sartorius Stedim Biotech	2,858	1,138,029
TOTAL FRANCE		38,268,267
Germany - 4.6%
Allianz SE	3,621	657,596
Beiersdorf AG	11,719	1,208,519
Deutsche Borse AG	22,656	3,954,953
Encavis AG	13,968	304,364
LEG Immobilien AG	8,686	786,904
Nemetschek Se	6,611	439,190
Rational AG	610	423,011
SAP SE	101,413	9,459,068
TAG Immobilien AG	20,909	230,796
TOTAL GERMANY		17,464,401
Hong Kong - 2.0%
Hong Kong Exchanges and Clearing Ltd.	142,100	6,521,034
Power Assets Holdings Ltd.	163,000	1,066,262
TOTAL HONG KONG		7,587,296
Israel - 0.4%
NICE Ltd. (a)	7,527	1,561,136
Italy - 0.6%
FinecoBank SpA	72,725	898,633
Italgas SpA	57,935	330,406
Recordati SpA	11,969	528,829
Reply SpA	2,677	350,212
TOTAL ITALY		2,108,080
Japan - 17.6%
Astellas Pharma, Inc.	221,400	3,467,433
BayCurrent Consulting, Inc.	1,700	531,870
Capcom Co. Ltd.	19,400	539,272
Chugai Pharmaceutical Co. Ltd.	76,100	2,137,863
CyberAgent, Inc.	48,800	486,946
Daito Trust Construction Co. Ltd.	8,200	777,381
Disco Corp.	3,500	855,154
Hamamatsu Photonics K.K.	17,500	795,216
Hirose Electric Co. Ltd.	4,000	574,662
Hoya Corp.	44,100	4,418,452
Japan Exchange Group, Inc.	63,000	1,001,747
Japan Tobacco, Inc.	131,200	2,355,777
KDDI Corp.	197,800	6,341,932
Keyence Corp.	22,900	9,076,236
Kobayashi Pharmaceutical Co. Ltd.	6,900	459,678
M3, Inc.	51,000	1,776,836
Nabtesco Corp.	14,400	345,113
Nexon Co. Ltd.	55,700	1,264,507
Nihon M&A Center Holdings, Inc.	35,700	477,739
Nintendo Co. Ltd.	13,900	6,215,710
Nippon Shinyaku Co. Ltd.	7,300	451,809
Nippon Telegraph & Telephone Corp.	142,500	4,070,559
Nissan Chemical Corp.	17,000	869,263
NOF Corp.	9,900	391,713
OBIC Co. Ltd.	8,000	1,278,957
Otsuka Holdings Co. Ltd.	66,500	2,375,577
Shimadzu Corp.	32,800	1,166,990
SHIMANO, Inc.	10,000	1,670,463
Shionogi & Co. Ltd.	33,800	1,733,652
SMC Corp.	7,400	3,646,991
Sompo Holdings, Inc.	41,500	1,852,196
Square Enix Holdings Co. Ltd.	10,700	496,478
T&D Holdings, Inc.	70,200	794,527
Trend Micro, Inc.	16,800	976,319
USS Co. Ltd.	26,500	519,997
Yakult Honsha Co. Ltd.	19,200	1,169,270
TOTAL JAPAN		67,364,285
Luxembourg - 0.1%
SES SA (France) (depositary receipt)	45,724	344,229
Netherlands - 7.1%
Adyen BV (a)(b)	3,691	6,639,273
Arcadis NV	8,843	325,006
ASML Holding NV (Netherlands)	23,015	13,228,064
BE Semiconductor Industries NV	8,713	464,491
Ferrari NV (Italy)	15,262	3,216,416
Wolters Kluwer NV	31,303	3,391,283
TOTAL NETHERLANDS		27,264,533
New Zealand - 0.3%
Fisher & Paykel Healthcare Corp.	68,817	920,265
Norway - 1.6%
Aker BP ASA	15,029	519,207
Equinor ASA	128,189	4,935,778
Gjensidige Forsikring ASA	22,656	472,103
TOTAL NORWAY		5,927,088
Singapore - 0.2%
Singapore Exchange Ltd.	98,100	703,239
Spain - 0.4%
Enagas SA (d)	29,678	584,809
Red Electrica Corporacion SA	51,615	1,014,442
TOTAL SPAIN		1,599,251
Sweden - 3.1%
Atlas Copco AB (A Shares)	469,862	5,492,390
Avanza Bank Holding AB	14,098	270,662
Epiroc AB (A Shares)	114,614	2,026,570
Fastighets AB Balder (a)	75,238	478,206
Lifco AB	25,269	488,611
Nordnet AB	19,377	259,226
Sagax AB	21,502	551,398
Samhallsbyggnadsbolaget I Norden AB (B Shares) (d)	153,069	282,649
Swedish Match Co. AB	188,401	1,972,280
TOTAL SWEDEN		11,821,992
Switzerland - 16.7%
ABB Ltd. (Reg.)	154,301	4,690,693
Belimo Holding AG (Reg.)	1,173	478,763
Bucher Industries AG	794	303,302
Ems-Chemie Holding AG	809	639,143
Geberit AG (Reg.)	4,278	2,242,259
Kuehne & Nagel International AG	6,048	1,621,526
Nestle SA (Reg. S)	73,584	9,016,049
Novartis AG	143,742	12,351,702
Partners Group Holding AG	2,706	2,936,700
Roche Holding AG (participation certificate)	40,167	13,335,622
Schindler Holding AG (participation certificate)	7,208	1,400,935
SGS SA (Reg.)	724	1,766,899
Sonova Holding AG	6,327	2,266,646
Swisscom AG	3,027	1,633,947
Temenos Group AG	8,021	632,006
VAT Group AG (b)	3,219	929,328
Zurich Insurance Group Ltd.	17,941	7,831,756
TOTAL SWITZERLAND		64,077,276
United Kingdom - 16.5%
3i Group PLC	116,045	1,803,079
Admiral Group PLC	32,505	759,232
Anglo American PLC (United Kingdom)	160,802	5,812,169
Antofagasta PLC	41,144	580,468
Ashtead Group PLC	53,576	2,995,391
Auto Trader Group PLC (b)	115,546	890,804
Avast PLC (b)	77,768	440,382
Big Yellow Group PLC	20,620	357,832
Computacenter PLC	10,637	336,279
Diageo PLC	223,726	10,598,317
Direct Line Insurance Group PLC	158,676	398,065
Games Workshop Group PLC	3,908	368,597
GSK PLC	380,825	8,001,213
Haleon PLC (a)	476,032	1,691,599
Halma PLC	45,269	1,267,406
Hargreaves Lansdown PLC	42,419	438,162
IG Group Holdings PLC	51,461	498,847
IMI PLC	32,868	534,356
Imperial Brands PLC	113,207	2,485,611
Indivior PLC (a)	83,760	327,633
Intermediate Capital Group PLC	35,070	649,806
Persimmon PLC	38,062	873,270
RELX PLC (London Stock Exchange)	236,385	6,999,234
Rightmove PLC	104,403	816,200
Rio Tinto PLC	126,505	7,637,047
Rotork PLC	104,235	330,037
Safestore Holdings PLC	25,138	348,989
Sage Group PLC	133,644	1,146,423
Schroders PLC	14,554	526,399
Segro PLC	143,381	1,911,973
St. James's Place PLC	64,419	962,967
Tritax Big Box REIT PLC	222,716	534,853
TOTAL UNITED KINGDOM		63,322,640
TOTAL COMMON STOCKS (Cost $361,346,991)		377,385,546

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $298,198)	300,000	295,873

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (g)	3,381,477	3,382,153
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	986,001	986,100
TOTAL MONEY MARKET FUNDS (Cost $4,368,253)		4,368,253

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $366,013,442)	382,049,672
NET OTHER ASSETS (LIABILITIES) - 0.2%	881,999
NET ASSETS - 100.0%	382,931,671

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	57	Sep 2022	5,563,485	247,160	247,160

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,427,082 or 2.5% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $295,873.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	6,762,264	59,413,492	62,793,603	10,879	-	-	3,382,153	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	-	26,941,120	25,955,020	16,878	-	-	986,100	0.0%
Total	6,762,264	86,354,612	88,748,623	27,757	-	-	4,368,253

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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